Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

Note 7. Stockholders’ Equity

On January 24, 2022, the Company issued 6,250 shares of common stock to an investor upon the exercise of warrants for total proceeds of $250,000.

On February 3, 2022, the Company issued 8,355 shares of common stock with a fair value of $359,250 to Gault Seafood as partial consideration for the purchase of certain of its assets.

On March 31, 2022, the Company issued 769 shares of common stock to Intelligent Investments I LLC, with a fair value of $30,000, for legal services provided to the Company.

On March 31, 2022, the Company issued 250 shares of common stock with a fair value of $9,750 to TraDigital Marketing Group for consulting services provided to the Company.

On April 4, 2022, the Company issued 478 shares of common stock with a fair value of $20,000 to SRAX, Inc. for consulting services provided to the Company which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $5,000 for the six months ended June 30, 2023 in connection with these shares.

On April 5, 2022, the Company issued an aggregate of 1,240 shares of common stock with a fair value of $156,341 to Newbridge Securities Corporation and its affiliates for consulting services provided to the Company.

On May 1, 2022, the Company issued 196 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital Partners, LLC (“ClearThink”) for consulting services provided to the Company.

On June 1, 2022, the Company issued 222 shares of common stock with a fair value of $6,000 to the designee of ClearThink for consulting services provided to the Company.

On June 3, 2022, the Company issued 500 shares of common stock with a fair value of $13,800 to TraDigital Marketing Group for consulting services provided to the Company.

On June 30, 2022, the Company issued 1,209 shares of common stock to Intelligent Investments I LLC, with a fair value of $30,000, for legal services provided to the Company.

On July 1, 2022, the Company issued 4,839 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On August 1, 2022, the Company issued 4,615 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On August 25, 2022, the Company issued 222,222 shares of common stock to Lind, with a fair value of $271,111, pursuant to a convertible promissory note.

On September 1, 2022, the Company issued 5,217 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On September 26, 2022, the Company issued 222,222 shares of common stock to Lind, with a fair value of $176,666, pursuant to a convertible promissory note.

During the nine months ended September 30, 2023, the Company issued an aggregate of 34,277 shares of common stock to the designee of ClearThink for consulting services provided to the Company.

In January 2023, the Company sold an aggregate of 23,705 shares of common stock for net proceeds of $182,982 in an “at the market” offering pursuant to a sales agreement between the Company and Roth Capital Partners, LLC (“Roth”). On January 31, 2023, 7,564 of shares were repurchased from Roth for $76,323. The offering was terminated on February 2, 2023.

On February 14, 2023, the Company issued 410,000 shares of common stock and 40,000 pre-funded warrants to purchase common stock to Aegis Capital Corp. (“Aegis”) for net proceeds of $1,692,000 in connection with an underwritten offering.

On August 22, 2023, the Company issued 200,000 shares of common stock with a fair value of $157,980 to Mark Crone for consulting services provided to the Company which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $50,000 for the nine months ended September 30, 2023 in connection with these shares.

On September 11, 2023, the Company sold an aggregate of 690,000 shares of common stock for net proceeds of $321,195 in an underwritten public offering pursuant to a securities purchase agreement. The Company issued an aggregate of 1,700,410 shares upon the exercise of warrants.

During the nine months ended September 30, 2023, between May 2023, June 2023 and August 2023, the Company issued an aggregate of 91,612 shares of common stock for cash proceeds of $200,000 pursuant to a securities purchase agreement, dated May 16, 2023 with ClearThink. In connection with such agreement, the Company also issued 62,500 shares of common stock to ClearThink as commitment fees, with a fair value of $141,250, which was recorded as stock issuance costs.

During the nine months ended September 30, 2023, the Company issued an aggregate of 1,379,212 shares of common stock to Lind with a fair value of $3,053,089 as payment of $2,075,900 of note principal due on the convertible promissory note, and recorded a loss of $977,188.

Note 9. Stockholders’ Equity

Preferred Stock

Our Board of Directors has designated 10,000 shares of preferred stock as “8% Series A Convertible Preferred Stock”. The Series A Convertible Preferred Stock (“Series A Stock”) has no maturity and is not subject to any sinking fund or redemption and will remain outstanding indefinitely unless and until converted by the holder or the Company redeems or otherwise repurchases the Series A Stock.

Dividends. Cumulative dividends accrue on each share of Series A Stock at the rate of 8% (the “Dividend Rate”) of the purchase price of $1,000.00 per share, commencing on the date of issuance. Dividends are payable quarterly, when and if declared by the Board, beginning on September 30, 2018 (each a “Dividend Payment Date”) and are payable in shares of common stock (a “PIK Dividend”) with such shares being valued at the daily volume weighted average price (“VWAP”) of the common stock for the thirty trading days immediately prior to each Dividend Payment Date or if not traded or quoted as determined by an independent appraiser selected in good faith by the Company. Any fractional shares of a PIK Dividend will be rounded to the nearest one-hundredth of a share. All shares of common stock issued in payment of a PIK Dividend will be duly authorized, validly issued, fully paid and non-assessable. Dividends will accumulate whether or not the Company has earnings, there are funds legally available for the payment of those dividends and whether or not those dividends are declared by the Board.

Dividends of common stock were authorized for issuance to the stockholders in accordance with the terms of the Certificate of Designation for the Series A Stock. On March 31, 2021, the Company issued 11,975 shares of common stock to Series A preferred stockholders as a common stock dividend for the quarter ended March 31, 2021.

Conversion. Each share of Series A Stock is convertible at any time and in the sole discretion of the holder, into shares of common stock at a conversion rate of 500 shares of common stock for each share of Series A Stock (the “Conversion Rate”) The Company analyzed the embedded conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the conversion option should be classified as equity. On June 30 2021, all preferred shares were converted to common shares and the Company issued an aggregate of 706,500 shares of common stock to Series A preferred shareholders upon conversion of an aggregate 1,413 shares of Series A Stock.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock at a par value of $0.0001 and had 26,766,425 and 24,671,318 shares of common stock issued and outstanding as of December 31, 2022 and 2021, respectively.

On July 1, 2020, the Company entered into an investment banking engagement agreement, as amended on October 30, 2020, with Newbridge Securities Corporation. In consideration for advisory services, the Company agreed to issue Newbridge a total of 60,000 shares of common stock with a fair value of $138,000 which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $69,000 for the year ended December 31, 2021 in connection with these shares.

On February 8, 2021, the Company issued 25,000 shares of common stock with a fair value of $25,250 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On March 30, 2021, the Company issued 10,465 shares of common stock with a fair value of $24,697 to the designee of a law firm for services provided to the Company.

On March 31, 2021, the Company issued 5,000 shares of common stock with a fair value of $11,800 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On March 31, 2021, the Company issued 11,975 shares of common stock to Series A preferred stockholders as a common stock dividend with an aggregate fair value of $28,260 for the three months ended March 31, 2021.

On April 15, 2021, the Company issued an aggregate of 16,460 shares of common stock to Walter Lubkin Jr., Walter Lubkin III, Tracy Greco and John Lubkin (collectively, the “Coastal Sellers”) in lieu of $39,504 of outstanding interest under promissory notes issued by the Company to the Coastal Sellers in connection with the Coastal Pride acquisition.

On April 19, 2021, the Company issued 12,500 shares of common stock with a fair value of $25,000 to the designee of a law firm for services provided to the Company.

On April 29, 2021, the Company issued 105,757 shares of common stock to Kenar in lieu of $227,378 of outstanding interest under the Kenar Note.

On April 30, 2021, the Company issued 5,000 shares of common stock with a fair value of $28,500 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On May 31, 2021, the Company issued 5,000 shares of common stock with a fair value of $31,500 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On June 24, 2021, the Company issued 987,741 shares to the sellers of TOBC as partial consideration for the sale of TOBC to the Company.

On June 30, 2021, the Company issued 5,000 shares of common stock with a fair value of $36,250 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On June 30, 2021, the Company issued 10,465 shares of common stock with a fair value of $75,871 to the designee of a law firm for services provided to the Company.

On June 30, 2021, the Company issued an aggregate of 706,500 shares of common stock to Series A preferred stockholders upon conversion of an aggregate 1,413 shares of Series A preferred stock.

On July 21, 2021, the Company entered into a consulting agreement as amended on November 10, 2021, with Intelligent Investments I, LLC (“Intelligent”). In consideration for consulting services, the Company agreed to issue Intelligent a total of 52,326 shares of common stock with a fair value of $171,106 which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $136,885 for the year ended December 31, 2022 in connection with these shares.

On August 3, 2021, the Company issued 5,000 shares of common stock with a fair value of $30,000 to an investor relations firm for services provided to the Company under an investor relations consulting agreement.

On November 5, 2021, we issued 800,000 shares of common stock to Newbridge Securities Corporation (“Newbridge”), as underwriters’ representative, in connection with our underwritten public offering for gross proceeds of $4 million.

On November 5, 2021 we issued a warrant to purchase an aggregate of 56,000 shares of common stock at an exercise price of $5.00 per share to Newbridge. Such warrant is exercisable on a date which is 180 days from the closing of the underwritten offering and expires on November 11, 2024.

On December 31, 2021, the Company issued 18,405 shares of common stock to Intelligent Investments I LLC for legal services provided to the Company.

On December 31, 2021, the Company issued 5,000 shares of common stock to TraDigital Marketing Group for consulting services provided to the Company.

On December 31, 2021, we issued 10,992 shares of common stock to each of Nubar Herian and John Keeler, 15,107 shares of common stock to each of Timothy McLellan and Trond Ringstad and 19,909 shares of common stock to Jeffrey Guzy for serving as directors of the Company.

During the year ended December 31, 2021, we issued an aggregate of 370,750 shares of common stock to investors upon the exercise of warrants for total proceeds of $882,800.

During the year ended December 31, 2021, the Company sold pursuant to subscription agreements an aggregate of 1,500,000 shares of common stock at $2.00 per share and issued warrants to purchase an aggregate of 1,500,000 shares at an exercise price of $2.00 to various accredited investors in private offerings for gross proceeds of $3 million.

On January 24, 2022, the Company issued 125,000 shares of common stock to an investor upon the exercise of warrants for total proceeds of $250,000.

On February 3, 2022, the Company issued 167,093 shares of common stock with a fair value of $359,250 to Gault Seafood as partial consideration for the purchase of certain of its assets.

On March 31, 2022, the Company issued 15,385 shares of common stock to Intelligent Investments I LLC, with a fair value of $30,000, for legal services provided to the Company.

On March 31, 2022, the Company issued 5,000 shares of common stock with a fair value of $9,750 to TraDigital Marketing Group for consulting services provided to the Company.

On April 1, 2022, the Company issued 2,871 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital LLC (“Clear Think Capital”) for consulting services provided to the Company.

On April 4, 2022, the Company issued 9,569 shares of common stock with a fair value of $20,000 to SRAX, Inc. for consulting services provided to the Company which is amortized to expense over the term of the agreement. The Company recognized stock compensation expense of $15,000 for the year ended December 31, 2022 in connection with these shares.

On April 5, 2022, the Company issued an aggregate of 24,816 shares of common stock with a fair value of $156,341 to Newbridge Securities Corporation and its affiliates for consulting services provided to the Company.

On May 1, 2022, the Company issued 3,922 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On June 1, 2022, the Company issued 4,444 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On June 3, 2022, the Company issued 10,000 shares of common stock with a fair value of $13,800 to TraDigital Marketing Group for consulting services provided to the Company.

On June 30, 2022, the Company issued 24,194 shares of common stock to Intelligent Investments I LLC, with a fair value of $30,000, for legal services provided to the Company.

On July 1, 2022, the Company issued 4,839 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On August 1, 2022, the Company issued 4,615 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On August 25, 2022, the Company issued 222,222 shares of common stock to Lind, with a fair value of $271,111, in satisfaction of the convertible promissory note.

On September 1, 2022, the Company issued 5,217 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On September 26, 2022, the Company issued 222,222 shares of common stock to Lind, with a fair value of $176,666, in satisfaction of the convertible promissory note.

On October 1, 2022, the Company issued 9,524 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On November 1, 2022, the Company issued 6,593 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On December 1, 2022, the Company issued 9,231 shares of common stock with a fair value of $6,000 to the designee of Clear Think Capital for consulting services provided to the Company.

On December 21, 2022, the Company issued 222,222 shares of common stock to Lind with a fair value of $100,000, in satisfaction of the convertible promissory note.

On December 31, 2022, the Company issued 62,500 shares of common stock to each of Nubar Herian and John Keeler, 100,000 shares of common stock to each of Timothy McLellan and Trond Ringstad, 43,403 shares of common stock to each of Juan Carlos Dalto and Silvia Alana and 143,750 shares of common stock to Jeffrey Guzy with a total fair value of $222,222 for serving as directors of the Company.

On December 31, 2022, the Company issued an aggregate of 440,572 shares of common stock to Walter Lubkin Jr., Walter Lubkin III, Tracy Greco and John Lubkin in lieu of $176,228 of outstanding principal and interest under promissory notes issued by the Company to them in connection with the Coastal Pride acquisition.